Investment property - Schedule of Investment Property (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investment property [line items]
Investment property, gross	$ 3,322,427,544	$ 2,873,985,940	$ 2,309,730,766
Less: Cost to conclude construction in-progress	(110,263,380)	(135,520,664)	(46,559,825)
Investment properties	3,212,164,164	2,738,465,276	2,263,170,941	$ 2,103,214,762
Buildings and land
Disclosure of detailed information about investment property [line items]
Investment property, gross	3,167,770,000	2,657,513,766	2,167,895,680
Land improvements
Disclosure of detailed information about investment property [line items]
Investment property, gross	16,277,544	7,562,174	7,975,906
Land reserves
Disclosure of detailed information about investment property [line items]
Investment property, gross	$ 138,380,000	$ 208,910,000	$ 133,859,180